NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Noncontrolling Interests
Current assets	Rp 55,073	$ 3,536	Rp 61,288
Non-current assets	219,744	14,115	214,870
Current liabilities	(70,235)	(4,511)	(68,695)
Non-current liabilities	(55,507)	(3,565)	(62,291)
TOTAL EQUITY	149,075	9,575	145,172	Rp 120,514	Rp 117,224
Owners of the parent company	129,224	8,300	121,631
Non-controlling interests	19,851	$ 1,275	23,541
Telkomsel
Noncontrolling Interests
Current assets	16,290		12,288
Non-current assets	83,795		87,825
Current liabilities	(31,921)		(31,316)
Non-current liabilities	(38,365)		(29,757)
TOTAL EQUITY	29,799		39,040
Owners of the parent company	19,349		25,377
Non-controlling interests	10,450		13,663
Mitratel
Noncontrolling Interests
Current assets	7,886		21,303
Non-current assets	48,163		36,396
Current liabilities	(10,206)		(6,480)
Non-current liabilities	(12,061)		(17,605)
TOTAL EQUITY	33,782		33,614
Owners of the parent company	24,751		24,159
Non-controlling interests	Rp 9,031		Rp 9,455